Financial instruments - Schedule of Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Fair Value of Financial Instruments [Line Items]
Unrealized gain (loss) on commodity contracts	$ 0.0	$ 0.3	$ 0.0	$ 0.6
Gain (loss) on derivative financial instruments	0.0	0.3	0.0	(6.9)
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Amortization of cash flow hedge	0.1	(0.3)	0.1	(0.6)
Unrealized gain (loss) on commodity contracts | Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Unrealized gain (loss) on commodity contracts	$ (0.1)	$ 0.6	$ (0.1)	$ (6.3)